UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21157

        Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          4/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
	April 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.3% (0.8% of Total Investments)
$ 580	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$591,368
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 16.2% (10.9% of Total Investments)
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	1,307,488
1,000	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior	11/09 at 102.00	Aaa	1,054,920
	Series 1999A-1, 5.750%, 5/01/15 (Alternative Minimum Tax)
1,130	Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds,	7/12 at 100.00	AAA	1,200,196
	Main Campus Project, Series 2002, 5.250%, 7/01/18 – MBIA Insured
270	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/08 at 101.00	A–	276,259
	Series 1998A, 5.375%, 5/15/28
540	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	551,804
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	573,786
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
2,000	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 – AMBAC Insured	6/12 at 100.00	AAA	2,087,420

6,755	Total Education and Civic Organizations			7,051,873

	Health Care – 20.8% (14.0% of Total Investments)
300	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A–	331,914
	1999A, 6.625%, 7/01/20
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Series 1999A:
350	6.125%, 11/15/22	11/09 at 100.00	Baa3	363,969
520	6.250%, 11/15/29	11/09 at 100.00	Baa3	539,250
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%, 4/01/20	4/14 at 100.00	A–	634,575
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	470,877
	Network, Series 2005B, 5.000%, 12/01/37
390	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	398,003
	Mayo Clinic, Series 2006, 5.000%, 11/15/36 (WI/DD, Settling 5/11/06)
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A–	1,887,032
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
2,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	5/08 at 101.00	AA	2,063,080
	Hospital, Series 1998, 5.250%, 11/15/37
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3	1,323,275
	Healthcare, Series 2001, 5.800%, 12/01/31
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	1,058,600
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33

8,735	Total Health Care			9,070,575

	Housing/Multifamily – 4.5% (3.1% of Total Investments)
1,545	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue	6/11 at 102.00	Aaa	1,610,663
	Bonds, Campaigne Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative Minimum Tax)
380	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	375,919
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

1,925	Total Housing/Multifamily			1,986,582

	Industrials – 2.1% (1.4% of Total Investments)
945	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	3/28 at 100.00	BBB	947,485
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Tax Obligation/General – 19.5% (13.1% of Total Investments)
660	Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/18	7/12 at 100.00	AA+	689,040
2,250	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series	7/13 at 100.00	Aaa	2,320,605
	2002, 5.000%, 7/15/27 – AMBAC Insured
1,930	Glendale, Arizona, General Obligation Refunding Bonds, Series 2002, 5.000%, 7/01/19	7/11 at 100.00	AA	2,005,849
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Refunding	No Opt. Call	AAA	1,067,010
	Bonds, Series 2002, 5.000%, 7/01/15 – FSA Insured
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,646,363
	Series 2004A, 5.000%, 7/01/20 – FSA Insured
330	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/15 at 100.00	AAA	344,668
	Series 2005B, 5.000%, 7/01/23 – MBIA Insured
440	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.000%, 7/01/20	7/11 at 100.00	AA	455,426

8,185	Total Tax Obligation/General			8,528,961

	Tax Obligation/Limited – 37.1% (24.9% of Total Investments)
3,000	Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A, 5.250%,	7/12 at 102.00	AAA	3,213,450
	7/01/18
2,660	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	2,845,429
	Project, Series 2003A, 5.375%, 7/01/20 – MBIA Insured
160	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	160,043
	2005, 5.500%, 7/15/29
358	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	389,887
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
800	Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series	7/13 at 100.00	A	818,080
	2003, 5.350%, 7/15/28 – ACA Insured
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	548,320
	8/01/23 – MBIA Insured
2,000	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 – AMBAC	7/14 at 100.00	AAA	2,133,220
	Insured
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	A	1,266,950
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
2,770	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22	7/13 at 100.00	AA+	2,876,313
1,250	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	N/R	1,262,788
	2005, 5.750%, 7/15/24
665	Watson Road Community Facilities District, Arizona, Special Assessement Revenue Bonds, Series	7/16 at 100.00	N/R	661,994
	2005, 6.000%, 7/01/30

15,438	Total Tax Obligation/Limited			16,176,474

	Transportation – 13.7% (9.2% of Total Investments)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
1,000	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	1,085,170
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	2,386,296
2,450	Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%, 6/01/20 –	6/11 at 100.00	AAA	2,492,262
	AMBAC Insured (Alternative Minimum Tax)

5,750	Total Transportation			5,963,728

	U.S. Guaranteed – 8.8% (5.9% of Total Investments) (4)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	1,142,850
	Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)
700	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2002, 5.250%,	7/12 at 100.00	AAA	752,766
	7/01/20 (Pre-refunded 7/01/12)
1,760	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded	7/12 at 100.00	AAA	1,940,594
	7/01/12) – FGIC Insured

3,460	Total U.S. Guaranteed			3,836,210

	Utilities – 10.1% (6.8% of Total Investments)
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	AAA	1,280,125
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	AAA	1,726,151
	XLCA Insured
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System
	Revenue Bonds, Series 2002B:
360	5.000%, 1/01/22	1/13 at 100.00	AA	373,493
1,000	5.000%, 1/01/31	1/13 at 100.00	AA	1,027,040

4,270	Total Utilities			4,406,809

	Water and Sewer – 14.7% (9.9% of Total Investments)
650	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A,	10/14 at 100.00	AAA	679,283
	5.000%, 10/01/22
760	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2006A,	10/16 at 100.00	AAA	798,099
	5.000%, 10/01/24
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	419,685
	2003, 5.000%, 7/01/23 – MBIA Insured
380	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	395,094
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue	7/11 at 100.00	AAA	1,046,350
	Refunding Bonds, Series 2001, 5.125%, 7/01/21 – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	2,088,000
	2002, 5.000%, 7/01/18 – FGIC Insured
955	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	989,416
	2005, 5.000%, 7/01/29 – MBIA Insured

6,150	Total Water and Sewer			6,415,927

$ 62,193	Total Investments (cost $63,992,196) – 148.8%			64,975,992

	Other Assets Less Liabilities – 1.6%			683,946

	Preferred Shares, at Liquidation Value – (50.4)%			(22,000,000)

	Net Assets Applicable to Common Shares – 100%			$43,659,938

Forward Swaps outstanding at April 30, 2006:
		Fixed Rate		Floating Rate
		Paid	Fixed Rate	Received	Floating Rate			Unrealized
	Notional	by the Fund	Payment	by the Fund	Payment	Effective	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	Based On	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$500,000	4.013%	Quarterly	BMA	Quarterly	9/14/06	9/14/26	$23,136
Merrill Lynch	900,000	4.021	Quarterly	BMA	Quarterly	9/21/06	9/21/26	40,911

								$64,047

BMA – The daily arithmetic average of the weekly BMA (Bond Market Association) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both Fund and counterparty commence interest payment accruals on each forward swap conract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At April 30, 2006, the cost of investments was $64,195,769.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:

Gross unrealized:
Appreciation	$1,087,173
Depreciation	(306,950)

Net unrealized appreciation (depreciation) of investments	$ 780,223

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 28, 2006

* Print the name and title of each signing officer under his or her signature.